Debt	12 Months Ended
Dec. 31, 2025
Debt [Abstract]
DEBT

NOTE 10 — DEBT

Convertible Notes

At various dates during the first quarter of 2024, the Company issued convertible notes of $527,500 to meet our working capital requirements. At various dates during September and October 2024, the Company and three separate investors amended their respective convertible notes, resulting in a total of approximately an additional 2,707 common shares due upon conversion. As of December 31, 2024, there were five separate outstanding convertible notes, which are convertible into an aggregate of approximately 70,000 common shares. The outstanding balance on convertible notes was $527,500 as of December 31, 2024.

During the 12 months ended December 31, 2025, holders converted an aggregate of $527,500 principal amount of convertible notes into 68,095 shares of common stock. As of December 31, 2025, convertible notes representing 1,600 shares remained outstanding and subject to conversion.

Short-term Notes Payable

EF Hutton LLC

On February 1, 2024, the Company executed a Promissory Note with EF Hutton, totaling $2,200,000, to cover underwriters’ fees associated with the closure of the Company’s Merger with HBC. In the case of an event of default, this Note shall bear interest at a rate of 24% per annum until such event of default is cured. The principal amount of this Promissory Note is payable on designated dates, with $183,333 scheduled on the first business day of each month until the final payment on March 1, 2025. As of December 31, 2025, the Company was in default of the Promissory Note due to non-payment of scheduled installments, and the Promissory Note is accruing interest at the default rate of 24% per annum. The Company is in the process of negotiating an amendment to the terms of the Promissory Note. The outstanding balance of the Promissory Note amounted to $1,025,824 and $1,283,335 as of December 31, 2025 and 2024, respectively. The accrued but unpaid interest on the Promissory Note totaled approximately $235,356 and $279,000 as of December 31, 2025 and 2024, respectively.

Benesch Friedlander Coplan & Aronoff LLP

On April 29, 2024, the Company executed a Promissory Note with Benesch Friedlander Coplan & Aronoff (“Benesch”) in the amount of $670,000. The interest rate is 7% per annum, to be paid as a lump sum at the maturity date of November 1, 2024.

On November 12, 2024, the Company amended the terms of its Promissory Note with Benesch. The amended terms include an updated principal balance of $694,061, which includes unpaid interest expense of $24,061 from earlier periods, an increase in the interest rate to 10% per annum, an upfront payment of $40,000 made at signing, and a requirement for minimum monthly payments of $25,000. Additionally, the maturity date has been extended to May 31, 2025.

On August 4, 2025, the Company amended the terms of its Promissory Note with Benesch. The amended terms include an updated principal balance of $621,732, which includes unpaid interest expense from earlier periods, an interest rate to 10% per annum and the maturity date has been extended to December 31, 2025. The outstanding balance of the Promissory Note was $621,732 and 634,627 as of December 31, 2025 and 2024, respectively. The accrued but unpaid interest on the Promissory Note totaled approximately $28,614 and $3,304 as of December 31, 2025 and 2024, respectively.

Great Point Capital, LLC

On October 29, 2025, the Company executed a unsecured Promissory Note with Great Point Capital, LLC (the “Noteholder”) in the principal amount of $1,000,000. The Note bears interest at a rate of 8.0% per annum, payable quarterly in arrears. The Note matures on October 25, 2026 or the date on which all amounts become immediately due and payable following a Nasdaq delisting notice that would result in the Company’s common stock no longer trading on any Nasdaq market. In the event of a default, the Note bears interest at the Default Rate of 10% per annum.

The Note contains customary representations, warranties, and covenants of the Company and provides for events of default, including nonpayment of principal or interest, breaches of representations, insolvency events, and delisting of the Company’s common stock from Nasdaq. Upon an event of default, the Noteholder may declare all outstanding principal and accrued interest immediately due and payable. The accrued but unpaid interest on the Promissory Note totaled approximately $14,685 as of December 31, 2025.

The outstanding balance of Short-term Notes Payable amounted to $2,647,556 and $1,917,962 as of December 31, 2025 and 2024, respectively.